December 11, 2013
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-155153 CIK No. 0001313581
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account - G (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 9 to the Registration Statement for the company and the Variable Account which is effective January 1, 2014.
Please contact the undersigned at 614-677-8212 with any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies